SCHEDULE OF CREDIT CUSTOMERS RANGING (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Receivables Net
Not past due	$ 136,006	$ 132,747
Past due	1,502,523	4,830,889
Less: Allowance for credit losses	(167,177)	(483,153)	$ (229,694)
Trade receivables, net	$ 1,471,352	$ 4,480,483